Right-of-use assets and Lease liabilities - Future Minimum Operating Lease Payable (Details) $ in Millions	Dec. 31, 2018 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Total operational lease commitments	$ 222
Not later than one year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Total operational lease commitments	50
Between one and five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Total operational lease commitments	135
Later than five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Total operational lease commitments	$ 37